Notes relating to the consolidated statement of financial position - Defined Benefit Plans - Sensitivity Analysis (Details) - Discount rate	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in percentage	0.25%
Increase in percentage	0.25%
Defined benefit obligation increase due to increase in discount rate	€ 35,900
Defined benefit obligation decrease due to decrease in discount rate	€ 31,000
Defined benefit obligation increase (in percentage)	3.56%
Defined benefit obligation decrease (in percentage)	(3.08%)